Discontinued Operations - Schedule of Loss on Sale of Subsidiary (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loss on Sale of Subsidiary [Line Items]
Non-controlling interest				$ 351,402
Loss on sale of subsidiary		$ 316,343	(316,343)
Related Party [Member]
Schedule of Loss on Sale of Subsidiary [Line Items]
Other Liabilities	(35,058)		(35,058)
Non-controlling interest	351,402		351,402
Accounts payable	1		1
Loss on sale of subsidiary	$ (316,343)		$ 316,343